CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Preferred shares, par value (in dollars per share)	$ 0	$ 0
Preferred shares, shares authorized (in shares)	5,000,000	5,000,000
Preferred shares, shares issued (in shares)	0	0
Preferred shares, shares outstanding (in shares)	0	0
Class A ordinary shares
Ordinary shares subject to possible redemption, shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares subject to possible redemption, shares issued (in shares)	20,000,000	0
Ordinary shares subject to possible redemption, shares outstanding (in shares)	20,000,000
Ordinary shares subject to possible redemption (in dollars per share)	$ 10.17	$ 10.17
Ordinary shares, par value (in dollars per share)	$ 0	$ 0
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	600,000	0
Ordinary shares, shares outstanding (in shares)	600,000	0
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0	$ 0
Ordinary shares, shares authorized (in shares)	50,000,000	50,000,000
Ordinary shares, shares issued (in shares)	6,666,667	6,666,667
Ordinary shares, shares outstanding (in shares)	6,666,667	6,666,667